Borrowings (Summary of Borrowings) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Obligations [Line Items]
Repurchase agreements	$ 276,000	$ 243,000
Other borrowings:
FHLB advances	201,210	146,300
Floating rate advances	3,004
Obligations under capital leases	1,720	1,937
Long-term Debt, Total	$ 481,934	$ 391,237